Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of deposits [line items]
Term	$ 810,148	$ 765,345
Total deposits	1,542,216	1,515,616
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	233,401	228,282
Notice	58,197	56,988
Term	238,715	244,470
Total deposits	530,313	529,740
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	411,654	431,239
Notice	16,330	20,274
Term	521,394	494,801
Total deposits	949,378	946,314
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	12,486	13,488
Term	50,039	26,074
Total deposits	62,525	39,562
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	657,541	673,009
Notice	74,527	77,262
Term	810,148	765,345
Total deposits	1,542,216	1,515,616
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	162,409	158,771
Notice	9,620	9,469
Term	311	292
Total deposits	172,340	168,532
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	392,407	392,120
Notice	16,828	16,417
Term	590,505	591,636
Total deposits	999,740	1,000,173
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	34,021	38,009
Total deposits	34,021	38,009
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	47,044	63,745
Notice	47,266	50,497
Term	92,802	73,147
Total deposits	187,112	187,389
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	11	5
Total deposits	11	5
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,185	6,354
Notice	733	742
Term	97,785	76,972
Total deposits	105,703	84,068
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,791	8,133
Total deposits	8,791	8,133
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,673	5,872
Notice	80	137
Term	28,745	23,298
Total deposits	$ 34,498	$ 29,307